Share Based Compensation - Schedule of Restricted Stock Units (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 $ / shares shares	Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/warrants, Granted | shares		535,446
Number of shares/warrants, Outstanding, Ending Balance | shares		214,178
Weighted average price, Granted | $ / shares		$ 6.00
Weighted average price, Ending Balance | $ / shares		$ 6.00
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/warrants, Granted | shares	3,249,319
Number of shares/warrants, Vested | shares	(2,904,079)
Number of shares/warrants, Outstanding, Ending Balance | shares	345,240
Weighted average price, Granted | $ / shares	$ 25.45
Weighted average price, Vested | $ / shares	25.28
Weighted average price, Ending Balance | $ / shares	$ 26.88